Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances with related parties
Amounts due from related parties	$ 15,295
Amounts due to related parties		$ 2,873
GasLog LNG Services
Balances with related parties
Amounts due from related parties	1,803
Amounts due to related parties		1,364
GasLog Ltd.
Balances with related parties
Amounts due from related parties	13,492
Amounts due to related parties		1,509
GasLog Ltd. | Purchase of depot spares
Balances with related parties
Depot spares purchased from related party	$ 1,705	$ 1,523	$ 1,370